Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
The following tables present our segment information for the years ended December 31, 2024, 2023 and 2022. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2024
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral Revenue	€192,053	€173,635	€90,477	€—	€456,165
Subscription revenue	—	—	—	2,264	2,264
Other revenue	—	—	—	2,420	2,420
Total revenue	€192,053	€173,635	€90,477	€4,684	€460,849
Advertising Spend	136,293	136,386	72,697	—	345,376
ROAS contribution	€55,760	€37,249	€17,780	€4,684	€115,473
Costs and expenses:
Cost of revenue, including related party, excluding amortization					11,266
Other selling and marketing, including related party (1)					22,873
Technology and content, including related party					50,217
General and administrative, including related party					33,097
Amortization of intangible assets					23
Impairment of intangible assets					30,148
Operating loss					€(32,151)
Other income/(expense)
Interest expense					(17)
Interest income					3,559
Other, net					362
Total other income, net					€3,904
Loss before income taxes					€(28,247)
Benefit for income taxes					(6,254)
Loss before equity method investments					€(21,993)
Loss from equity method investments					(1,705)
Net loss					€(23,698)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2023
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral Revenue	€215,687	€176,404	€84,749	€—	€476,840
Subscription revenue	—	—	—	2,571	2,571
Other revenue	—	—	—	5,620	5,620
Total revenue	€215,687	€176,404	€84,749	€8,191	€485,031
Advertising Spend	147,713	118,965	56,469	—	323,147
ROAS contribution	€67,974	€57,439	€28,280	€8,191	€161,884
Costs and expenses:
Cost of revenue, including related party, excluding amortization					11,971
Other selling and marketing, including related party (1)					22,492
Technology and content, including related party					49,020
General and administrative, including related party					38,726
Amortization of intangible assets					135
Impairment of intangible assets and goodwill					196,127
Operating loss					€(156,587)
Other income/(expense)
Interest expense					(12)
Interest income					5,213
Other, net					(478)
Total other income, net					€4,723
Loss before income taxes					€(151,864)
Expense for income taxes					12,391
Loss before equity method investment					€(164,255)
Loss from equity method investment					(221)
Net loss					€(164,476)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2022
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral Revenue	€237,692	€216,406	€67,692	€—	€521,790
Subscription revenue	—	—	—	3,398	3,398
Other revenue	—	—	—	9,816	9,816
Total revenue	€237,692	€216,406	€67,692	€13,214	€535,004
Advertising Spend	149,823	131,638	35,862	—	317,323
ROAS contribution	€87,869	€84,768	€31,830	€13,214	€217,681
Costs and expenses:
Cost of revenue, including related party, excluding amortization					12,691
Other selling and marketing, including related party (1)					24,701
Technology and content, including related party					54,921
General and administrative, including related party					60,852
Amortization of intangible assets					136
Impairment of intangible assets and goodwill					184,642
Operating loss					€(120,262)
Other income/(expense)
Interest expense					(51)
Interest income					622
Other, net					(556)
Total other income, net					€15
Loss before income taxes					€(120,247)
Expense for income taxes					6,570
Loss before equity method investment					€(126,817)
Loss from equity method investment					(401)
Net loss					€(127,218)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

Schedule of revenue from external customers and long-lived assets, by geographical areas
The following table presents revenue by geographic area for the years ended December 31, 2024, 2023 and 2022. Referral Revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-Referral Revenue was allocated either based upon the location of the customer using the service, or using the same methodology as the allocation of segment revenue, depending on the nature of the non-Referral Revenue stream.

	Year ended December 31,
(in thousands)	2024	2023	2022
Total revenues
United States	€112,533	€106,032	€139,885
Germany	38,854	45,209	52,789
United Kingdom	56,356	55,867	68,554
Canada	27,343	29,240	31,899
Japan	42,120	39,016	19,200
All other countries	183,643	209,667	222,677
	€460,849	€485,031	€535,004
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2024 and 2023:

(€ thousands)	Years ended December 31,
	2024	2023
Property and equipment, net:
Germany	€8,193	€10,040
All other countries	17	39
	€8,210	€10,079